Significant mergers and acquisitions, investments and dispositions - Disposals (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	May 31, 2025 CNY (¥)	May 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposal of subsidiary	¥ 8,387	$ 1,216		¥ (21,509)	¥ 1,550
Trendyol GO
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest percentage agreed to sell						85.00%	85.00%
Cash consideration on disposal of subsdiary						¥ 5,000	$ 700
Gain (loss) on disposal of subsidiary	¥ 6,000
Retained equity interest percenatge	15.00%	15.00%	15.00%
Sun Art Retail Group Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total consideration from disposal of subsidiary								¥ 9,054	$ 9,698
Cash consideration on disposal of subsdiary								6,032	6,465
Deferred Cash Consideration from Sales of Business								¥ 3,022	$ 3,233
Percentage of interest accrued	4.80%	4.80%	4.80%
Variable interest income from deferred considerations | $			$ 873
Adjusted EBITDA for the calculation of variable interest on deferred consideration	¥ 4,400
Gain (loss) on disposal of subsidiary				(13,123)
Sun Art Retail Group Limited | Equity Interest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity percentage agreed to sell								73.66%	73.66%
Intime Retail Group Company Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest percentage held by group of subsidiary								99.00%	99.00%
Cash consideration on disposal of subsdiary								¥ 7,400
Gain (loss) on disposal of subsidiary				(8,515)
Carrying value of total assets				5,330
Carrying value of total liabilities				¥ 4,349
Intime Retail Group Company Limited | Equity Interest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity interest percentage agreed to sell								100.00%	100.00%